Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.32188%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,628,623.92

Principal:
Principal Collections	$24,778,061.71
Prepayments in Full	$13,426,585.53
Liquidation Proceeds	$584,768.87
Recoveries	$100,810.34
Sub Total	$38,890,226.45
Collections	$41,518,850.37

Purchase Amounts:
Purchase Amounts Related to Principal	$154,725.32
Purchase Amounts Related to Interest	$676.70
Sub Total	$155,402.02

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,674,252.39

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,674,252.39
Servicing Fee	$833,077.49	$833,077.49	$0.00	$0.00	$40,841,174.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,841,174.90
Interest - Class A-2a Notes	$271,391.42	$271,391.42	$0.00	$0.00	$40,569,783.48
Interest - Class A-2b Notes	$6,312.17	$6,312.17	$0.00	$0.00	$40,563,471.31
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$39,425,177.14
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$39,045,723.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,045,723.39
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$38,922,557.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,922,557.72
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$38,834,211.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,834,211.89
Regular Principal Payment	$35,168,433.97	$35,168,433.97	$0.00	$0.00	$3,665,777.92
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,665,777.92
Residual Released to Depositor	$0.00	$3,665,777.92	$0.00	$0.00	$0.00
Total		$41,674,252.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,168,433.97
Total					$35,168,433.97
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$29,117,638.41	$60.51	$271,391.42	$0.56	$29,389,029.83	$61.07
Class A-2b Notes	$6,050,795.56	$60.51	$6,312.17	$0.06	$6,057,107.73	$60.57
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$35,168,433.97	$21.55	$2,006,963.01	$1.23	$37,175,396.98	$22.78

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$117,147,376.64	0.2434383	$88,029,738.23	0.1829303
Class A-2b Notes	$24,343,829.57	0.2434383	$18,293,034.01	0.1829303
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$874,171,206.21	0.5357590	$839,002,772.24	0.5142051

Pool Information
Weighted Average APR	3.122%	3.108%
Weighted Average Remaining Term	43.72	42.87
Number of Receivables Outstanding	43,983	43,081
Pool Balance	$999,692,982.37	$960,365,105.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$917,720,569.86	$881,962,217.74
Pool Factor	0.5595195	0.5375080

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$78,402,888.01
Targeted Overcollateralization Amount	$121,362,333.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$121,362,333.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$383,735.19
(Recoveries)		42	$100,810.34
Net Loss for Current Collection Period			$282,924.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3396%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1718%
Second Prior Collection Period			0.3740%
Prior Collection Period			0.5359%
Current Collection Period			0.3464%
Four Month Average (Current and Prior Three Collection Periods)			0.3570%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,664	$8,133,703.92
(Cumulative Recoveries)			$624,238.60
Cumulative Net Loss for All Collection Periods			$7,509,465.32
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4203%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,888.04
Average Net Loss for Receivables that have experienced a Realized Loss			$4,512.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.87%	322	$8,352,964.82
61-90 Days Delinquent	0.14%	56	$1,380,628.25
91-120 Days Delinquent	0.04%	14	$352,359.84
Over 120 Days Delinquent	0.07%	18	$682,241.31
Total Delinquent Receivables	1.12%	410	$10,768,194.22

Repossession Inventory:
Repossessed in the Current Collection Period		27	$733,012.56
Total Repossessed Inventory		56	$1,623,781.41

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1512%
Prior Collection Period			0.1296%
Current Collection Period			0.2043%
Three Month Average			0.1617%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2515%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer